UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04700

The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Equity Trust Inc.

Semiannual Report — June 30, 2023

To Our Stockholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return of The Gabelli Equity Trust Inc. (the Fund) was 10.6%, compared with total returns of 16.9% and 4.9% for the Standard & Poor’s (S&P) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 11.8%. The Fund’s NAV per share was $5.30, while the price of the publicly traded shares closed at $5.80 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to achieve long term growth of capital by investing primarily in a portfolio of equity securities consisting of common stock, preferred stock, convertible or exchangeable securities, and warrants and rights to purchase such securities selected by the Investment Adviser. Income is a secondary investment objective. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in equity securities.

Performance Discussion (Unaudited)

Ten year interest rates at their highest since the 2007-08 Great Financial Crisis provided an unexpected backdrop for the Nasdaq 100 to have its best first half ever (+40%). After tightening financial conditions deflated many of the market’s darlings in 2022, growth has trounced value so far in 2023. Perhaps as unexpectedly, the market is as concentrated and narrow as immediately after COVID. Having evolved from the FANG+ to the Magnificent Seven (M7) – Apple, Amazon, Alphabet, Meta, Microsoft, Nvidia, and Tesla – these market leaders aggregated to 27% of the S&P 500 and accounted for two-thirds of its return. Indeed, an equal weighted version of the S&P 500 is up only 6% this year. We see several explanations for this seeming growth paradox: (a) although short term rates remain near cycle highs they are not extreme in their historical context and their trajectory is almost certainly lower as illustrated by the inverted yield curve; (b) fortress balance sheets and robust cash flows make the M7 excellent safe havens; and (c) AI’s coming out party has been viewed as a net positive for nearly every M7 member while banking sector stress that has weighed on a key component of most value benchmarks.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive sharehold-er reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The overall market multiple of 20x 2023 earnings has risen two turns this year but remains below its recent highs. Of course, several large growth companies skew this metric. The good news is that we continue to find value in certain less flashy sectors. Even better, the market seems to agree. Market breadth improved as the second quarter progressed. Smaller capitalization stocks and cyclicals in particular have started to perform well. As the odds of a near-term severe recession diminish, we would expect this trend to continue.

Top contributors to the Fund’s performance during the period ended June 30, 2023 included: American Express Co. (2.4% of total investments as of June 30, 2023), together with its subsidiaries, provides charge and credit payment card products, and travel related services worldwide; Rollins Inc. (2.4%), through its subsidiaries, provides pest and wildlife control services to residential and commercial customers in the United States and internationally; and AMETEK Inc. (2.7%) which manufactures and sells electronic instruments and electromechanical devices in North America, Europe, Asia, and South America. It operates in two segments, Electronic Instruments (EIG) and Electromechanical (EMG).

Some of the weaker performing stocks during the period were: Deere & Co. (2.7%) which manufactures and distributes various equipment worldwide. The company operates through four segments: Production and Precision Agriculture, Small Agriculture and Turf, Construction and Forestry, and Financial Services; IDEX Corp. (1.4%), together with its subsidiaries, provides applied solutions worldwide. The company operates through three segments: Fluid & Metering Technologies (FMT), Health & Science Technologies (HST), and Fire & Safety/Diversified Products (FSDP); and ConocoPhillips (0.9%), which explores for, produces, transports, and markets crude oil, bitumen, natural gas, liquefied natural gas (LNG), and natural gas liquids in the United States and internationally.

Thank you for your investment in The Gabelli Equity Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

	Six Months	1 Year	5 year	10 year	15 year	20 year	25 year	Since Inception (8/21/86)
The Gabelli Equity Trust Inc. (GAB)
NAV Total Return (b)	10.64%	21.83%	8.40%	9.70%	9.48%	10.49%	8.71%	11.04%
Investment Total Return (c)	11.83	6.06	10.10	10.01	9.40	10.36	9.11	10.57
S&P 500 Index	16.89	19.59	12.31	12.86	10.88	10.04	7.61	10.49	(d)
Dow Jones Industrial Average	4.94	14.23	9.58	11.24	10.37	9.56	7.99	10.07	(d)

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli. com for performance information as of the most recent month end. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.
(d)	From August 31, 1986, the date closest to the Fund’s inception for which data are available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2023:

The Gabelli Equity Trust Inc.

Financial Services	11.3%
Food and Beverage	11.2%
Equipment and Supplies	8.1%
Diversified Industrial	6.4%
Health Care	5.1%
Automotive: Parts and Accessories	5.1%
Energy and Utilities	4.2%
Business Services	4.2%
Entertainment	4.2%
Machinery	4.1%
Consumer Services	3.0%
Electronics	3.0%
Retail	2.8%
Environmental Services	2.8%
Consumer Products	2.3%
Computer Software and Services	2.1%
Aerospace and Defense	2.1%
Cable and Satellite	1.9%
Building and Construction	1.8%
Broadcasting	1.6%
Hotels and Gaming	1.6%
Specialty Chemicals	1.3%
Aviation: Parts and Services	1.3%
Telecommunications	1.2%
Real Estate	1.0%
Transportation	0.9%
Agriculture	0.9%
Metals and Mining	0.8%
U.S. Government Obligations	0.8%
Automotive	0.8%
Communications Equipment	0.6%
Wireless Communications	0.5%
Manufactured Housing and Recreational Vehicles	0.4%
Publishing	0.3%
Closed-End Funds	0.2%
Semiconductors	0.1%
Computer Hardware	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Equity Trust Inc.

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.8%
	Financial Services — 11.3%
19,500	Aegon NV	$94,669	$98,519
250	Affiliated Managers Group Inc.	38,704	37,473
10,800	Ally Financial Inc.	313,923	291,708
276,400	American Express Co.	29,047,273	48,148,880
19,500	Apollo Global Management Inc.	548,902	1,497,795
8,000	Argo Group International Holdings Ltd.	164,422	236,880
60,000	Avation plc†	89,538	93,726
6,500	Axis Capital Holdings Ltd.	330,370	349,895
28,400	Banco Bilbao Vizcaya Argentaria SA	153,124	217,922
75,000	Banco Santander SA, ADR	545,875	278,250
60,000	Bank of America Corp.	2,079,979	1,721,400
34,000	Barclays plc	63,080	66,229
101	Berkshire Hathaway Inc., Cl. A†	967,115	52,298,810
3,250	Berkshire Hathaway Inc., Cl. B†	983,429	1,108,250
44,500	Blackstone Inc.	3,315,633	4,137,165
125,000	Blue Owl Capital Inc.	1,308,971	1,456,250
1,750	Brookfield Asset Management Ltd., Cl. A	64,326	57,103
7,000	Brookfield Corp.	289,405	235,550
3,820	Capital One Financial Corp.	360,491	417,793
87,500	Cipher Mining Inc.†	71,455	250,250
135,770	Citigroup Inc.	8,039,822	6,250,851
13,000	Commerzbank AG	130,210	143,984
23,000	Compass Diversified Holdings	476,284	498,870
11,245	Credit Agricole SA	121,978	133,405
5,000	Cullen/Frost Bankers Inc.	361,440	537,650
153,600	Dah Sing Banking Group Ltd.	149,990	114,279
105,500	Dah Sing Financial Holdings Ltd.	302,281	263,615
52,900	Daiwa Securities Group Inc.	236,978	271,401
30,000	Deutsche Bank AG	221,322	315,900
1,066	Diamond Hill Investment Group Inc.	191,575	182,606
67,560	DigitalBridge Group Inc.	760,232	993,808
488	E-L Financial Corp. Ltd.	368,293	341,278
2,400	EXOR NV	172,506	213,910
5,000	Federated Hermes Inc.	164,350	179,250
4,700	First American Financial Corp.	266,458	267,994
172	First Citizens BancShares Inc., Cl. A	150,791	220,753
15,600	Flushing Financial Corp.	303,549	191,724
Shares		Cost	Market Value
8,000	Franklin Resources Inc.	$263,734	$213,680
100,000	GAM Holding AG†	138,062	60,332
5,500	Icahn Enterprises LP	196,287	159,665
18,600	ING Groep NV	184,496	250,416
48,021	Interactive Brokers Group Inc., Cl. A	2,231,225	3,989,104
74,000	Janus Henderson Group plc	2,230,151	2,016,500
12,800	Japan Post Bank Co. Ltd.	102,308	99,707
88,000	Jefferies Financial Group Inc.	1,339,598	2,918,960
35,400	JPMorgan Chase & Co.	2,419,542	5,148,576
5,000	Julius Baer Group Ltd.	237,290	314,731
29,800	Kinnevik AB, Cl. A†	494,015	461,975
14,000	Loews Corp.	558,454	831,320
64,000	Marsh & McLennan Companies Inc.	3,134,146	12,037,120
3,000	Moelis & Co., Cl. A	118,282	136,020
9,250	Moody’s Corp.	465,741	3,216,410
24,000	Morgan Stanley	1,041,469	2,049,600
240	MSCI Inc.	99,453	112,630
76,535	NatWest Group plc	179,936	234,056
115,500	New York Community Bancorp Inc.	952,236	1,298,220
9,120	NN Group NV	383,787	337,464
32,000	Polar Capital Holdings plc	252,896	209,702
6,000	Prosus NV	487,266	439,383
55,000	S&P Global Inc.	13,136,755	22,048,950
60,000	Sculptor Capital Management Inc.	600,732	529,800
12,050	Shinhan Financial Group Co. Ltd., ADR	357,513	314,023
1,100	Silvercrest Asset Management Group Inc., Cl. A	21,087	22,275
2,600	Societe Generale SA	52,934	67,523
45,000	Standard Chartered plc	279,978	390,335
115,400	State Street Corp.	6,110,734	8,444,972
30,000	StoneCo Ltd., Cl. A†	349,175	382,200
84,700	T. Rowe Price Group Inc.	7,214,548	9,488,094
150,800	The Bank of New York Mellon Corp.	5,267,052	6,713,616
30,000	The Charles Schwab Corp.	1,957,650	1,700,400
9,100	The Goldman Sachs Group Inc.	2,210,738	2,935,114
42,500	The Westaim Corp.†	80,053	115,493
17,000	Truist Financial Corp.	280,578	515,950
11,100	TrustCo Bank Corp. NY	369,406	317,571
14,800	UniCredit SpA	199,742	343,425
25,000	W. R. Berkley Corp.	1,387,272	1,489,000
1,900	Webster Financial Corp.	90,377	71,725
208,500	Wells Fargo & Co.	7,861,678	8,898,780

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
20,448	Westwood Holdings Group Inc.	$270,878	$253,555
		118,857,997	225,699,498
	Food and Beverage — 11.2%
3,000	Ajinomoto Co. Inc.	52,866	119,006
2,100	Anheuser-Busch InBev SA/NV	148,084	118,769
30,000	BellRing Brands Inc.†	841,981	1,098,000
94,300	Brown-Forman Corp., Cl. A	1,314,353	6,419,001
49,300	Brown-Forman Corp., Cl. B	1,130,138	3,292,254
32,500	Campbell Soup Co.	1,187,547	1,485,575
14,000	Chr. Hansen Holding A/S	729,895	971,701
95,000	ChromaDex Corp.†	175,980	149,150
15,000	Coca-Cola Europacific Partners plc	275,289	966,450
50,000	Conagra Brands Inc.	1,308,467	1,686,000
26,200	Constellation Brands Inc., Cl. A	328,606	6,448,606
25,000	Crimson Wine Group Ltd.†	128,738	167,500
190,500	Danone SA	9,255,449	11,670,024
845,000	Davide Campari-Milano NV	2,990,662	11,700,992
4,250	Diageo plc	191,897	182,381
144,000	Diageo plc, ADR	19,571,401	24,981,120
98,083	Farmer Brothers Co.†	519,252	271,690
90,000	Flowers Foods Inc.	490,089	2,239,200
84,500	Fomento Economico Mexicano SAB de CV, ADR	3,760,379	9,365,980
15,000	General Mills Inc.	923,210	1,150,500
20,000	Glanbia plc	326,308	298,989
1,848,400	Grupo Bimbo SAB de CV, Cl. A	2,624,249	9,928,252
43,050	Heineken NV	2,136,464	4,424,215
9,000	Ingredion Inc.	473,076	953,550
105,000	ITO EN Ltd.	2,422,898	2,888,146
57,200	Kerry Group plc, Cl. A	658,341	5,526,993
2,000	Kerry Group plc, Cl. A	194,664	195,063
1,800	Laurent-Perrier	175,155	253,377
9,550	LVMH Moet Hennessy Louis Vuitton SE	437,476	8,993,288
45,000	Maple Leaf Foods Inc.	858,016	879,109
40,000	Molson Coors Beverage Co., Cl. B	2,406,127	2,633,600
221,000	Mondelēz International Inc., Cl. A	10,130,855	16,119,740
14,000	Morinaga Milk Industry Co. Ltd.	299,202	457,757
41,000	Nestlé SA	1,791,828	4,928,887
21,000	Nomad Foods Ltd.†	508,188	367,920
Shares		Cost	Market Value
124,000	PepsiCo Inc.	$12,323,071	$22,967,280
39,200	Pernod Ricard SA	3,228,300	8,657,668
40,000	Post Holdings Inc.†	2,665,878	3,466,000
40,000	Remy Cointreau SA	2,538,713	6,414,074
3,400	The Boston Beer Co. Inc., Cl. A†	1,114,736	1,048,696
70,000	The Coca-Cola Co.	2,582,913	4,215,400
27,000	The J.M. Smucker Co.	2,954,399	3,987,090
156,000	The Kraft Heinz Co.	5,791,020	5,538,000
42,230	Tootsie Roll Industries Inc.	838,145	1,495,364
14,000	TreeHouse Foods Inc.†	501,807	705,320
40,000	Tyson Foods Inc., Cl. A	709,960	2,041,600
332,000	Yakult Honsha Co. Ltd.	9,486,445	20,949,167
		115,502,517	224,818,444
	Equipment and Supplies — 8.1%
330,500	AMETEK Inc.	18,284,910	53,501,340
14,000	Amphenol Corp., Cl. A	12,928	1,189,300
25,000	Ardagh Group SA †	445,738	235,000
8,000	Ardagh Metal Packaging SA	48,761	30,080
80,000	CIRCOR International Inc.†	1,490,386	4,516,000
2,800	Crown Holdings Inc.	260,503	243,236
1,395	Danaher Corp.	355,890	334,800
294,000	Donaldson Co. Inc.	9,085,910	18,377,940
22,000	DS Smith plc	120,583	75,941
163,300	Flowserve Corp.	7,064,019	6,066,595
36,700	Franklin Electric Co. Inc.	207,660	3,776,430
15,500	Hubbell Inc.	2,073,690	5,139,180
127,200	IDEX Corp.	17,030,129	27,381,072
30,000	Ilika plc†	54,736	14,859
15,525	Kimball Electronics Inc.†	300,998	428,956
94,000	Mueller Industries Inc.	2,496,472	8,204,320
49,000	Mueller Water Products Inc., Cl. A	451,040	795,270
8,000	Sealed Air Corp.	128,172	320,000
20,000	Tenaris SA, ADR	781,922	599,000
270,000	The L.S. Starrett Co., Cl. A†	864,760	2,821,500
80,000	The Timken Co.	3,018,718	7,322,400
59,600	The Weir Group plc	250,790	1,329,151
103,500	Watts Water Technologies Inc., Cl. A	5,206,912	19,016,055
		70,035,627	161,718,425
	Diversified Industrial — 6.3%
4,000	Agilent Technologies Inc.	487,614	481,000
418,844	Ampco-Pittsburgh Corp.†	1,032,959	1,331,924
42,006	AZZ Inc.	1,539,055	1,825,581
159,100	Crane Co.	5,878,741	14,178,992
155,100	Crane NXT Co.	3,128,010	8,753,844
4,999	Esab Corp.	181,779	332,633
28,875	General Electric Co.	1,299,139	3,171,919
123,000	Greif Inc., Cl. A	2,654,989	8,473,470
11,600	Greif Inc., Cl. B	704,365	896,100

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
65,000	Griffon Corp.	$1,244,044	$2,619,500
147,000	Honeywell International Inc.	20,412,666	30,502,500
29,119	Ingersoll Rand Inc.	256,089	1,903,218
87,000	ITT Inc.	2,378,078	8,109,270
35,000	Kennametal Inc.	891,874	993,650
50,000	Myers Industries Inc.	818,952	971,500
30,000	nVent Electric plc	327,658	1,550,100
100,000	Park-Ohio Holdings Corp.	1,371,930	1,900,000
9,454	Proto Labs Inc.†	403,600	330,512
1,600	Rheinmetall AG	147,910	437,877
500	Roper Technologies Inc.	137,938	240,400
1,850	Siemens AG	299,694	307,935
400,000	Steel Partners Holdings LP†	2,668,313	19,000,000
11,000	Sulzer AG	628,325	945,087
83,000	Textron Inc.	4,174,622	5,613,290
3,100	The Eastern Co.	72,599	56,079
100,000	Toray Industries Inc.	771,663	554,697
33,000	Trane Technologies plc	883,123	6,311,580
27,000	Tredegar Corp.	385,199	180,090
90,000	Trinity Industries Inc.	1,492,760	2,313,900
4,000	Valmont Industries Inc.	937,592	1,164,200
		57,611,280	125,450,848
	Health Care — 5.1%
1,000	10X Genomics Inc., Cl. A†	35,020	55,840
8,500	2seventy bio Inc.†	264,041	86,020
3,500	Abbott Laboratories	377,902	381,570
2,650	AbbVie Inc.	339,804	357,034
5,000	ACADIA Pharmaceuticals Inc.†	112,749	119,750
16,200	Alcon Inc.	574,003	1,330,182
500	Align Technology Inc.†	91,347	176,820
4,000	Alimera Sciences Inc.†	18,900	11,680
6,500	AmerisourceBergen Corp.	502,055	1,250,795
25,000	Amgen Inc.	2,544,386	5,550,500
2,764	Anika Therapeutics Inc.†	95,074	71,809
1,000	Avantor Inc.†	38,935	20,540
76,309	Axogen Inc.†	906,417	696,701
12,000	Bausch + Lomb Corp.†	201,680	240,840
14,000	Baxter International Inc.	476,337	637,840
1,000	Becton Dickinson & Co.	249,810	264,010
6,800	Biogen Inc.†	1,919,733	1,936,980
3,600	BioMarin Pharmaceutical Inc.†	276,516	312,048
1,300	Bio-Rad Laboratories Inc., Cl. A†	502,806	492,856
16,000	Bluebird Bio Inc.†	229,264	52,640
115,000	Boston Scientific Corp.†	3,158,338	6,220,350
99,500	Bristol-Myers Squibb Co.	5,729,829	6,363,025
5,000	CareDx Inc.†	61,285	42,500
Shares		Cost	Market Value
400	Charles River Laboratories International Inc.†	$90,346	$84,100
11,500	Cutera Inc.†	350,153	173,995
6,000	CVS Group plc	176,432	150,800
242,000	Demant A/S†	2,208,367	10,231,846
2,280	Edwards Lifesciences Corp.†	221,725	215,072
19,103	Electromed Inc.†	195,305	204,593
300	Elevance Health Inc.	132,783	133,287
820	Eli Lilly & Co.	293,550	384,564
80	Embecta Corp.	2,523	1,728
3,967	Enovis Corp.†	174,584	254,364
11,990	Exact Sciences Corp.†	585,225	1,125,861
3,100	Fresenius SE & Co. KGaA	148,756	85,820
9,000	GE HealthCare Technologies Inc.	321,446	731,160
1,390	Gerresheimer AG	150,196	156,379
2,000	Gilead Sciences Inc.	117,968	154,140
11,701	Glaukos Corp.†	534,807	833,228
2,275	Guardant Health Inc.†	62,267	81,445
30,000	Haleon plc	119,029	122,777
2,300	HCA Healthcare Inc.	407,735	698,004
73,000	Henry Schein Inc.†	2,625,252	5,920,300
1,400	Hologic Inc.†	96,586	113,358
200	Illumina Inc.†	97,768	37,498
7,300	Incyte Corp.†	550,732	454,425
9,360	Indivior plc†	28,408	216,704
1,374	Inogen Inc.†	38,790	15,870
3,000	Integer Holdings Corp.†	195,538	265,830
3,000	Intellia Therapeutics Inc.†	146,885	122,340
6,000	Intercept Pharmaceuticals Inc.†	126,410	66,360
555	Intuitive Surgical Inc.†	141,888	189,777
1,200	iRhythm Technologies Inc.†	117,120	125,184
24,100	Johnson & Johnson	2,602,908	3,989,032
400	Laboratory Corp. of America Holdings	98,884	96,532
5,800	Medmix AG	279,788	153,254
700	Medpace Holdings Inc.†	112,500	168,119
93,500	Merck & Co. Inc.	5,568,206	10,788,965
200	Moderna Inc.†	32,559	24,300
1,000	Natera Inc.†	29,020	48,660
1,000	Neogen Corp.†	25,775	21,750
5,000	NeoGenomics Inc.†	162,931	80,350
121,203	Neuronetics Inc.†	790,396	260,586
4,000	Nevro Corp.†	208,964	101,680
1,275	Novartis AG	120,657	128,205
77,500	Novartis AG, ADR	4,149,162	7,820,525
7,900	NuVasive Inc.†	386,807	328,561
71,000	Option Care Health Inc.†	713,694	2,306,790
5,000	OraSure Technologies Inc.†	45,095	25,050
130	Organon & Co.	3,913	2,705

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
28,000	Perrigo Co. plc	$1,089,333	$950,600
2,000	Pfizer Inc.	92,795	73,360
1,200	PhenomeX Inc.†	87,233	588
1,500	QIAGEN NV†	74,706	67,545
500	Quest Diagnostics Inc.	62,573	70,280
5,500	QuidelOrtho Corp.†	490,159	455,730
300	Repligen Corp.†	63,897	42,438
390	Replimune Group Inc.†	5,858	9,056
600	Revvity Inc.	85,929	71,274
1,200	Roche Holding AG, Genusschein	404,375	366,683
2,100	Sanofi	205,102	225,027
1,000	Siemens Healthineers AG	70,181	56,590
26,200	SmileDirectClub Inc.†	50,295	13,886
3,000	Takeda Pharmaceutical Co. Ltd.	110,240	94,120
7,000	Tandem Diabetes Care Inc.†	241,685	171,780
3,000	Teva Pharmaceutical Industries Ltd., ADR †	32,895	22,590
3,300	The Cigna Group	545,356	925,980
15,700	Tristel plc	120,482	70,783
30,990	UnitedHealth Group Inc.	8,673,170	14,895,034
11,996	Valeritas Holdings Inc.† (a)	56,778	0
5,760	Vericel Corp.†	162,788	216,403
300	Vertex Pharmaceuticals Inc.†	65,986	105,573
6,000	Viatris Inc.	92,340	59,880
4,000	Waters Corp.†	285,470	1,066,160
16,600	Zimmer Biomet Holdings Inc.	1,945,889	2,416,960
20,060	Zimvie Inc.†	178,532	225,274
15,420	Zoetis Inc.	817,602	2,655,478
608	Zosano Pharma Corp.† (a)	87,212	0
		60,694,925	101,697,275
	Automotive: Parts and Accessories — 5.1%
4,500	Aptiv plc†	240,960	459,405
2,500	Atmus Filtration Technologies Inc.†	48,750	54,900
88,600	BorgWarner Inc.	3,877,521	4,333,426
315,400	Dana Inc.	4,231,268	5,361,800
212,604	Garrett Motion Inc.†	1,634,221	1,609,412
207,500	Genuine Parts Co.	16,417,282	35,115,225
295,000	Modine Manufacturing Co.†	3,659,924	9,740,900
41,700	O’Reilly Automotive Inc.†	18,668,865	39,836,010
105,000	Standard Motor Products Inc.	1,181,521	3,939,600
27,000	Strattec Security Corp.†	1,111,090	491,400
Shares		Cost	Market Value
110,000	Superior Industries International Inc.†	$392,203	$396,000
		51,463,605	101,338,078
	Energy and Utilities — 4.2%
47,000	APA Corp.	1,703,490	1,605,990
24,000	Avangrid Inc.	1,023,840	904,320
63,000	Baker Hughes Co.	1,840,577	1,991,430
21,000	BP plc, ADR	836,584	741,090
16,000	CMS Energy Corp.	82,230	940,000
174,100	ConocoPhillips	8,724,374	18,038,501
98,400	Enbridge Inc.	2,488,608	3,655,560
76,000	Energy Transfer LP	887,564	965,200
73,700	Enterprise Products Partners LP	1,178,398	1,941,995
1,500	Eos Energy Enterprises Inc.†	36,629	6,510
45,000	Evergy Inc.	2,586,323	2,628,900
31,500	Eversource Energy	2,033,747	2,233,980
44,000	Exxon Mobil Corp.	2,018,690	4,719,000
237,000	Halliburton Co.	6,698,762	7,818,630
35,000	Kinder Morgan Inc.	359,044	602,700
4,000	Marathon Oil Corp.	111,366	92,080
8,000	Marathon Petroleum Corp.	402,325	932,800
50,000	National Fuel Gas Co.	2,762,945	2,568,000
32,500	New Fortress Energy Inc.	1,130,902	870,350
89,900	NextEra Energy Inc.	4,813,219	6,670,580
67,900	NextEra Energy Partners LP	3,338,890	3,981,656
4,000	Niko Resources Ltd.†	55,327	0
43,000	Occidental Petroleum Corp.	2,631,746	2,528,400
95,000	Oceaneering International Inc.†	1,295,905	1,776,500
90,000	PG&E Corp.†	836,271	1,555,200
17,000	Phillips 66	1,460,452	1,621,460
25,000	Portland General Electric Co.	1,229,817	1,170,750
70,000	RPC Inc.	491,876	500,500
97,500	Schlumberger NV	4,351,338	4,789,200
49,000	Southwest Gas Holdings Inc.	2,735,635	3,118,850
106,000	The AES Corp.	1,303,577	2,197,380
34,000	UGI Corp.	1,299,380	916,980
22,856	Vitesse Energy Inc.	245,352	511,975
3,300	Weatherford International plc†	179,287	219,186
		63,174,470	84,815,653
	Business Services — 4.2%
10,000	Allegion plc	290,192	1,200,200
425,000	Clear Channel Outdoor Holdings Inc.†	946,148	582,250
90,000	Diebold Nixdorf Inc.†	398,004	4,770
3,000	Edenred	38,786	200,803

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
16,000	Jardine Matheson Holdings Ltd.	$534,478	$810,400
11,000	Lamar Advertising Co., Cl. A, REIT	871,529	1,091,750
152,730	Mastercard Inc., Cl. A	27,723,568	60,068,709
114,000	Network International Holdings plc†	446,318	555,376
85,000	Paysafe Ltd.†	1,908,918	857,650
10,000	Pitney Bowes Inc.	35,949	35,400
10,000	Rentokil Initial plc, ADR	277,844	390,100
155,000	Resideo Technologies Inc.†	2,057,886	2,737,300
131,389	Steel Connect Inc.†	769,069	1,101,037
17,000	The Brink’s Co.	1,038,612	1,153,110
202,000	The Interpublic Group of Companies Inc.	4,359,828	7,793,160
10,000	United Parcel Service Inc., Cl. B	1,602,525	1,792,500
13,500	Visa Inc., Cl. A	324,203	3,205,980
25,000	Willdan Group Inc.†	680,568	479,000
5,200	Worldline SA†	317,741	190,087
		44,622,166	84,249,582
	Entertainment — 4.2%
11,300	Activision Blizzard Inc.†	863,811	952,590
19,358	Charter Communications Inc., Cl. A†	6,491,123	7,111,549
1,000	Electronic Arts Inc.	127,110	129,700
90,000	Genting Singapore Ltd.	74,910	62,555
1,142,000	Grupo Televisa SAB, ADR	11,959,756	5,858,460
11,000	International Game Technology plc	241,545	350,790
115,000	Liberty Media Corp.- Liberty Braves, Cl. A†	3,255,637	4,705,800
171,708	Liberty Media Corp.- Liberty Braves, Cl. C†	3,963,203	6,803,071
10,000	Lions Gate Entertainment Corp., Cl. B†	124,601	83,500
151,974	Madison Square Garden Entertainment Corp.†	3,751,280	5,109,366
97,417	Madison Square Garden Sports Corp.	8,642,034	18,319,267
2,170	Netflix Inc.†	785,637	955,863
401,000	Paramount Global, Cl. A	13,982,431	7,442,560
31,000	Paramount Global, Cl. B	894,411	493,210
153,974	Sphere Entertainment Co.†	3,178,584	4,217,348
10,000	Take-Two Interactive Software Inc.†	1,230,873	1,471,600
40,000	TBS Holdings Inc.	796,181	726,844
90,860	The Walt Disney Co.†	10,171,180	8,111,981
Shares		Cost	Market Value
60,000	Universal Entertainment Corp.†	$763,928	$1,015,004
11,000	Universal Music Group NV	237,439	244,265
647,000	Vivendi SE	8,084,036	5,934,690
271,447	Warner Bros Discovery Inc.†	6,135,288	3,403,945
1,700	Xilam Animation SA†	98,540	48,973
		85,853,538	83,552,931
	Machinery — 4.1%
25,000	Astec Industries Inc.	856,158	1,136,000
12,800	Caterpillar Inc.	86,323	3,149,440
369,010	CNH Industrial NV	4,114,642	5,313,744
133,600	Deere & Co.	13,835,018	54,133,384
14,291	Intevac Inc.†	102,179	53,591
6,688	Regal Rexnord Corp.	315,782	1,029,283
147,000	Xylem Inc.	11,247,002	16,555,140
		30,557,104	81,370,582
	Consumer Services — 3.0%
16,650	Amazon.com Inc.†	2,320,814	2,170,494
383,500	Bollore SE	2,224,470	2,389,493
2,000	DHL Group	101,199	97,619
11,000	eBay Inc.	266,292	491,590
36,200	IAC Inc.†	1,815,331	2,273,360
58,900	Matthews International Corp., Cl. A	1,639,867	2,510,318
1,134,500	Rollins Inc.	19,710,767	48,590,635
4,000	Travel + Leisure Co.	130,024	161,360
510,000	Vroom Inc.†	755,629	734,400
		28,964,393	59,419,269
	Electronics — 3.0%
46,000	Arlo Technologies Inc.†	225,625	501,860
40,300	Bel Fuse Inc., Cl. A	520,616	2,348,684
62,991	Bel Fuse Inc., Cl. B	861,749	3,616,313
2,000	CTS Corp.	72,180	85,260
115,000	Flex Ltd.†	2,047,511	3,178,600
4,000	Hitachi Ltd., ADR	287,076	497,880
56,500	Intel Corp.	1,704,404	1,889,360
34,473	Koninklijke Philips NV†	177,837	747,719
1,300	Mettler-Toledo International Inc.†	195,442	1,705,132
270,000	Mirion Technologies Inc.†	2,510,898	2,281,500
80,000	Plug Power Inc.†	1,096,876	831,200
28,000	Sony Group Corp., ADR	2,212,490	2,521,120
40,000	TE Connectivity Ltd.	1,721,147	5,606,400
182,200	Texas Instruments Inc.	15,661,966	32,799,644
770	Thermo Fisher Scientific Inc.	440,380	401,748
1,000	Universal Display Corp.	145,615	144,130

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
5,000	Vishay Precision Group Inc.†	$161,687	$185,750
		30,043,499	59,342,300
	Environmental Services — 2.8%
4,000	Clean Harbors Inc.†	361,049	657,720
25,000	Darling Ingredients Inc.†	1,636,214	1,594,750
30,000	Pentair plc	699,891	1,938,000
211,000	Republic Services Inc.	16,716,612	32,318,870
15,620	Veolia Environnement SA	434,070	493,440
105,600	Waste Management Inc.	9,828,377	18,313,152
29,500	Zurn Elkay Water Solutions Corp.	309,795	793,255
		29,986,008	56,109,187
	Retail — 2.7%
56,000	AutoNation Inc.†	2,645,314	9,218,160
2,500	Beacon Roofing Supply Inc.†	148,153	207,450
6,500	Casey’s General Stores Inc.	859,691	1,585,220
70	Chipotle Mexican Grill Inc.†	106,108	149,730
12,000	Copart Inc.†	710,425	1,094,520
33,390	Costco Wholesale Corp.	5,029,577	17,976,508
93,900	CVS Health Corp.	7,540,805	6,491,307
17,000	Lowe’s Companies Inc.	2,280,444	3,836,900
125,000	Macy’s Inc.	2,153,689	2,006,250
1,100	NIKE Inc., Cl. B	124,509	121,407
1,500	Petco Health & Wellness Co. Inc.†	27,610	13,350
110,767	PetIQ Inc.†	1,439,609	1,680,336
15,000	Pets at Home Group plc	88,846	71,742
125,000	Qurate Retail Inc., Cl. A†	1,264,897	123,725
35,000	Sally Beauty Holdings Inc.†	312,896	432,250
12,000	Shake Shack Inc., Cl. A†	552,921	932,640
1,350	Starbucks Corp.	132,413	133,731
117,000	The Wendy’s Co.	2,522,141	2,544,750
50,000	Walgreens Boots Alliance Inc.	2,112,111	1,424,500
30,000	Walmart Inc.	1,519,821	4,715,400
		31,571,980	54,759,876
	Consumer Products — 2.3%
34,180	American Outdoor Brands Inc.†	542,332	296,682
13,100	Christian Dior SE	469,197	11,621,607
27,000	Church & Dwight Co. Inc.	468,406	2,706,210
194,000	Edgewell Personal Care Co.	8,665,144	8,014,140
73,000	Energizer Holdings Inc.	2,747,157	2,451,340
35,500	Essity AB, Cl. B	541,915	944,990
2,100	Givaudan SA	725,396	6,956,595
80,000	Hanesbrands Inc.	719,339	363,200
Shares		Cost	Market Value
23,800	Harley-Davidson Inc.	$1,105,662	$837,998
1,270	Hermes International	444,999	2,757,790
1,035	HNI Corp.	27,055	29,166
4,000	Johnson Outdoors Inc., Cl. A	311,030	245,800
25,000	Mattel Inc.†	348,023	488,500
13,000	National Presto Industries Inc.	700,676	951,600
13,000	Oil-Dri Corp. of America	263,054	766,870
49,900	Reckitt Benckiser Group plc	1,661,674	3,746,612
7,000	Spectrum Brands Holdings Inc.	421,713	546,350
27,600	Svenska Cellulosa AB SCA, Cl. B	73,685	351,738
4,050	The Estee Lauder Companies Inc., Cl. A	974,295	795,339
4,280	Unilever plc	250,170	222,724
7,200	Zalando SE†	566,840	207,101
		22,027,762	45,302,352
	Computer Software and Services — 2.1%
10,000	3D Systems Corp.†	132,800	99,300
455	Adobe Inc.†	215,389	222,490
1,000	Akamai Technologies Inc.†	78,920	89,870
1,000	Alibaba Group Holding Ltd., ADR†	148,497	83,350
18,000	Alphabet Inc., Cl. A†	2,085,803	2,154,600
85,600	Alphabet Inc., Cl. C†	9,362,182	10,355,032
4,400	Atos SE†	224,199	62,801
11,000	Avid Technology Inc.†	261,320	280,500
1,500	Backblaze Inc., Cl. A†	7,050	6,495
5,000	Check Point Software Technologies Ltd.†	585,233	628,100
300	Cloudflare Inc., Cl. A†	17,860	19,611
670	CrowdStrike Holdings Inc., Cl. A†	120,765	98,403
16,900	Fiserv Inc.†	1,152,720	2,131,935
2,000	Fortinet Inc.†	102,749	151,180
90,000	Hewlett Packard Enterprise Co.	1,282,160	1,512,000
46,000	I3 Verticals Inc., Cl. A†	986,847	1,051,560
270	Intuit Inc.	107,508	123,711
29,659	Kyndryl Holdings Inc.†	366,375	393,872
27,750	Meta Platforms Inc., Cl. A†	5,230,159	7,963,695
4,000	Micron Technology Inc.	296,575	252,440
4,870	Microsoft Corp.	1,092,506	1,658,430
9,000	MKS Instruments Inc.	928,312	972,900
25,000	Movella Holdings Inc.†	41,375	53,250
32,400	N-able Inc.†	390,120	466,884
670	NVIDIA Corp.	89,642	283,423
140,000	Oxford Metrics plc	173,766	208,026
50,000	PAR Technology Corp.†	1,766,763	1,646,500

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
20,000	Playtech plc†	$142,862	$149,860
4,700	PSI Software AG	156,151	168,476
18,000	Rockwell Automation Inc.	746,291	5,930,100
700	Salesforce Inc.†	154,875	147,882
1,800	SAP SE, ADR	231,651	246,258
365	ServiceNow Inc.†	192,703	205,119
540	Snowflake Inc., Cl. A†	140,266	95,029
21,000	SolarWinds Corp.†	400,502	215,460
800	Splunk Inc.†	77,110	84,872
2,600	Temenos AG	254,388	206,652
7,500	Unity Software Inc.†	419,970	325,650
400	Veeva Systems Inc., Cl. A†	107,315	79,092
88,000	Vimeo Inc.†	931,042	362,560
7,700	VMware Inc., Cl. A†	902,738	1,106,413
		32,105,459	42,293,781
	Aerospace and Defense — 2.1%
127,500	Aerojet Rocketdyne Holdings Inc.†	5,707,452	6,995,925
15,000	Avio SpA†	205,934	152,714
90,000	FTAI Aviation Ltd.	1,726,978	2,849,400
14,000	Howmet Aerospace Inc.	223,451	693,840
500	IQVIA Holdings Inc.†	109,178	112,385
45,400	Kaman Corp.	1,335,447	1,104,582
4,000	Kratos Defense & Security Solutions Inc.†	77,881	57,360
12,000	L3Harris Technologies Inc.	1,059,343	2,349,240
17,600	Northrop Grumman Corp.	2,287,676	8,022,080
3,915,666	Rolls-Royce Holdings plc†	8,000,876	7,511,559
1,500	Thales SA	138,991	224,569
55,500	The Boeing Co.†	10,480,400	11,719,380
		31,353,607	41,793,034
	Cable and Satellite — 1.9%
46,000	AMC Networks Inc., Cl. A†	1,820,312	549,700
215,980	Comcast Corp., Cl. A	8,336,604	8,973,969
200,000	DISH Network Corp., Cl. A†	1,962,326	1,318,000
100,641	EchoStar Corp., Cl. A†	2,042,684	1,745,115
130,045	Liberty Global plc, Cl. A†	2,399,660	2,192,559
335,064	Liberty Global plc, Cl. C†	8,999,526	5,954,087
85,000	Liberty Latin America Ltd., Cl. A†	1,122,095	743,750
377,500	Rogers Communications Inc., Cl. B	10,117,452	17,229,100
		36,800,659	38,706,280
	Building and Construction — 1.8%
26,500	Arcosa Inc.	472,599	2,007,905
4,500	Ashtead Group plc	210,601	311,125
18,000	Assa Abloy AB, Cl. B	310,378	432,253
26,800	Canfor Corp.†	525,015	481,075
Shares		Cost	Market Value
4,000	Cie de Saint-Gobain	$188,831	$243,250
44,500	Fortune Brands Innovations Inc.	1,708,997	3,201,775
32,025	Gencor Industries Inc.†	360,407	498,950
3,000	H&E Equipment Services Inc.	113,500	137,250
52,600	Herc Holdings Inc.	1,645,783	7,198,310
35,200	Ibstock plc	100,002	62,541
220,000	Johnson Controls International plc	9,731,570	14,990,800
14,000	KBR Inc.	511,635	910,840
22,000	Knife River Corp.†	805,487	957,000
40,500	Masterbrand Inc.†	267,270	471,015
20,000	PGT Innovations Inc.†	286,174	583,000
12,000	Sika AG	1,556,815	3,428,188
3,000	Vulcan Materials Co.	484,932	676,320
		19,279,996	36,591,597
	Broadcasting — 1.6%
2,000	Cogeco Inc.	39,014	84,348
24,000	Corus Entertainment Inc., OTC, Cl. B	42,622	23,928
108,000	Fox Corp., Cl. A	4,487,400	3,672,000
60,000	Fox Corp., Cl. B	2,430,974	1,913,400
16,000	Gray Television Inc.	14,422	126,080
19,250	Liberty Broadband Corp., Cl. A†	608,060	1,534,802
82,672	Liberty Broadband Corp., Cl. C†	5,533,633	6,622,854
31,750	Liberty Media Corp.- Liberty Formula One, Cl. A†	918,328	2,146,935
34,750	Liberty Media Corp.- Liberty Formula One, Cl. C†	931,888	2,615,980
55,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	1,482,902	1,804,550
163,449	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	4,585,612	5,349,686
23,000	Nexstar Media Group Inc.	1,984,655	3,830,650
80,000	Sinclair Inc.	2,191,309	1,105,600
98,000	TEGNA Inc.	1,557,462	1,591,520
80,000	Television Broadcasts Ltd.†	264,436	50,026
		27,072,717	32,472,359
	Hotels and Gaming — 1.6%
16,000	Accor SA	549,282	593,962
109,000	Bally’s Corp.†	2,453,511	1,696,040
18,000	Better Collective A/S†	309,195	372,172
27,300	Caesars Entertainment Inc.†	1,328,546	1,391,481
80,500	Entain plc	1,554,749	1,300,429
2,500	Flutter Entertainment plc†	307,666	501,650
26,000	Gambling.com Group Ltd.†	225,410	266,240
11,000	GAN Ltd.†	39,930	18,040
58,500	Genius Sports Ltd.†	262,335	362,115

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
7,000	Hyatt Hotels Corp., Cl. A	$230,351	$802,060
14,500	Las Vegas Sands Corp.†	483,109	841,000
4,138,500	Mandarin Oriental International Ltd.†	7,250,243	6,828,525
9,000	Marriott International Inc., Cl. A	737,802	1,653,210
70,000	MGM China Holdings Ltd.†	137,917	81,649
80,000	MGM Resorts International	2,238,918	3,513,600
6,000	Penn Entertainment Inc.†	171,720	144,180
25,000	PlayAGS Inc.†	169,647	141,250
109,800	Ryman Hospitality Properties Inc., REIT	4,812,750	10,202,616
200,000	The Hongkong & Shanghai Hotels Ltd.†	155,450	176,110
4,000	Wyndham Hotels & Resorts Inc.	152,872	274,280
7,400	Wynn Resorts Ltd.	571,572	781,514
		24,142,975	31,942,123
	Specialty Chemicals — 1.3%
11,000	AdvanSix Inc.	134,544	384,780
2,500	DSM-Firmenich AG	376,521	269,035
127,000	DuPont de Nemours Inc.	6,762,017	9,072,880
25,000	FMC Corp.	2,180,722	2,608,500
15,000	H.B. Fuller Co.	626,362	1,072,650
43,000	International Flavors & Fragrances Inc.	4,936,881	3,422,370
2,800	Johnson Matthey plc	100,869	62,088
16,100	Rogers Corp.†	2,005,449	2,607,073
99,900	Sensient Technologies Corp.	4,983,432	7,105,887
13,000	SGL Carbon SE †	60,439	119,372
2,000	The Chemours Co.	22,594	73,780
580	The Sherwin-Williams Co.	144,909	154,001
12,500	Treatt plc	131,964	99,219
		22,466,703	27,051,635
	Aviation: Parts and Services — 1.3%
50,000	Astronics Corp.†	487,138	993,000
134,400	Curtiss-Wright Corp.	10,577,173	24,683,904
4,000	John Bean Technologies Corp.	425,811	485,200
		11,490,122	26,162,104
	Telecommunications — 1.2%
105,000	America Movil SAB de CV, ADR†	735,232	2,272,200
8,200	AT&T Inc.	148,158	130,790
55,400	BCE Inc.	1,851,178	2,525,686
834,200	BT Group plc, Cl. A	3,378,527	1,296,217
Shares		Cost	Market Value
7,040,836	Cable & Wireless Jamaica Ltd.†(a)	$128,658	$52,967
6,000	Cisco Systems Inc.	283,739	310,440
30,000	Comtech Telecommunications Corp.	481,082	274,200
21,000	Deutsche Telekom AG	382,724	457,754
125,000	Deutsche Telekom AG, ADR	2,029,153	2,731,250
53,000	GCI Liberty Inc., Escrow†	0	2
36,000	Hellenic Telecommunications Organization SA	452,922	617,139
15,000	Hellenic Telecommunications Organization SA, ADR	91,063	128,250
264,732	Koninklijke KPN NV	448,166	944,334
230,000	Lumen Technologies Inc.	762,488	519,800
1,100,000	NII Holdings Inc., Escrow†	374,000	385,000
16,000	Oi SA, ADR†	6,333	19
4,267	Oi SA, ADR†	118,939	16
21,000	Telecom Argentina SA, ADR	127,554	127,890
400,000	Telecom Italia SpA†	1,522,339	112,524
70,000	Telefonica Brasil SA, ADR	726,827	639,100
320,000	Telefonica SA, ADR	3,840,952	1,289,600
385,000	Telephone and Data Systems Inc.	15,042,670	3,168,550
50,000	TELUS Corp.	233,734	973,014
46,075	TIM SA, ADR	352,294	704,487
3,040	VEON Ltd., ADR†	133,023	62,138
96,000	Verizon Communications Inc.	4,149,234	3,570,240
174,000	Vodafone Group plc	300,315	163,459
85,000	Vodafone Group plc, ADR	1,254,339	803,250
		39,355,643	24,260,316
	Real Estate — 1.0%
49,999	Blackstone Mortgage Trust Inc., Cl. A, REIT	965,381	1,040,479
8,000	Bresler & Reiner Inc.†	162	160
10,267	Gaming and Leisure Properties Inc., REIT	168,322	497,539
17,000	Rayonier Inc., REIT	267,896	533,800
60,000	Seritage Growth Properties, Cl. A, REIT†	658,216	535,200
7,250	Simon Property Group Inc., REIT	819,370	837,230
10,000	Tejon Ranch Co.†	191,825	172,100
318,000	The St. Joe Co.	6,187,444	15,372,120
27,415	VICI Properties Inc., REIT	300,917	861,654
9,000	Weyerhaeuser Co., REIT	223,925	301,590
		9,783,458	20,151,872

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Transportation — 0.9%
330,000	FTAI Infrastructure Inc.	$973,256	$1,217,700
130,200	GATX Corp.	5,170,606	16,761,948
500	Union Pacific Corp.	116,608	102,310
		6,260,470	18,081,958
	Agriculture — 0.9%
168,000	Archer-Daniels-Midland Co.	8,023,591	12,694,080
45,000	Philip Morris International Inc.	4,564,428	4,392,900
7,000	The Mosaic Co.	375,270	245,000
		12,963,289	17,331,980
	Metals and Mining — 0.8%
37,400	Agnico Eagle Mines Ltd.	1,530,570	1,869,252
200	Alliance Resource Partners LP	1,289	3,698
41,000	Barrick Gold Corp.	1,200,480	694,130
30,000	Cleveland-Cliffs Inc.†	296,432	502,800
127,500	Freeport-McMoRan Inc.	4,057,453	5,100,000
25,239	Livent Corp.†	250,592	692,306
4,000	Materion Corp.	90,720	456,800
50,000	New Hope Corp. Ltd.	67,580	161,541
135,000	Newmont Corp.	5,489,648	5,759,100
60,000	TimkenSteel Corp.†	799,507	1,294,200
10,000	Vale SA, ADR	81,899	134,200
		13,866,170	16,668,027
	Automotive — 0.8%
21,400	Daimler Truck Holding AG	663,519	770,605
58,500	General Motors Co.	3,054,734	2,255,760
76,000	Iveco Group NV†	556,721	684,348
3,550	Mercedes-Benz Group AG	268,318	285,380
104,000	PACCAR Inc.	1,452,697	8,699,600
40,000	Piaggio & C SpA	110,176	165,862
35,000	Stellantis NV	463,264	613,900
860	Tesla Inc.†	221,512	225,122
8,000	The Shyft Group Inc.	150,218	176,480
2,250	Toyota Motor Corp., ADR	313,308	361,688
49,000	Traton SE	952,316	1,047,989
		8,206,783	15,286,734
	Communications Equipment — 0.6%
9,440	Apple Inc.	1,214,897	1,831,077
3,250	Arista Networks Inc.†	390,163	526,695
238,000	Corning Inc.	6,692,116	8,339,520
441,269	Edgio Inc.†	666,307	297,415
2,500	Motorola Solutions Inc.	641,300	733,200
4,500	QUALCOMM Inc.	586,738	535,680
30,000	Telesat Corp.†	415,062	282,600
		10,606,583	12,546,187
Shares		Cost	Market Value
	Wireless Communications — 0.5%
20,000	Anterix Inc.†	$741,006	$633,800
105,000	Millicom International Cellular SA, SDR†	2,834,475	1,604,885
105,000	Operadora De Sites Mexicanos SAB de CV	125,620	99,498
38,000	T-Mobile US Inc.†	4,075,158	5,278,200
120,000	United States Cellular Corp.†	4,925,114	2,115,600
		12,701,373	9,731,983
	Manufactured Housing and Recreational Vehicles — 0.4%
1,520	Cavco Industries Inc.†	276,606	448,400
13,314	Legacy Housing Corp.†	194,875	308,752
5,000	Martin Marietta Materials Inc.	106,125	2,308,450
40,013	Nobility Homes Inc.	610,132	1,198,389
43,700	Skyline Champion Corp.†	436,290	2,860,165
2,500	The AZEK Co. Inc.†	44,100	75,725
		1,668,128	7,199,881
	Publishing — 0.3%
1,400	Graham Holdings Co., Cl. B	698,214	800,072
105,000	News Corp., Cl. A	1,640,478	2,047,500
92,000	News Corp., Cl. B	1,234,607	1,814,240
70,000	The E.W. Scripps Co., Cl. A†	831,325	640,500
		4,404,624	5,302,312
	Semiconductors — 0.1%
8,000	Advanced Micro Devices Inc.†	670,145	911,280
40,000	Alphawave IP Group plc†	97,870	72,847
2,000	Applied Materials Inc.	204,943	289,080
225	ASML Holding NV	100,399	163,069
1,200	Axcelis Technologies Inc.†	46,181	219,996
1,500	Azenta Inc.†	79,561	70,020
200	Lam Research Corp.	93,001	128,572
1,200	Lattice Semiconductor Corp.†	68,076	115,284
3,000	nLight Inc.†	34,710	46,260
2,200	NXP Semiconductors NV	404,020	450,296
10,157	SkyWater Technology Inc.†	85,982	95,679
3,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	238,544	302,760
		2,123,432	2,865,143
	Computer Hardware — 0.0%
11,000	Dell Technologies Inc., Cl. C	490,099	595,210
5,500	HP Inc.	153,885	168,905
3,000	NETGEAR Inc.†	59,115	42,480
		703,099	806,595
	TOTAL COMMON STOCKS	1,168,322,161	1,976,890,201

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	CLOSED-END FUNDS — 0.2%
245,000	Altaba Inc., Escrow†	$16,660	$573,300
4,285	Royce Global Value Trust Inc.	37,280	39,593
46,158	Royce Value Trust Inc.	614,496	636,981
90,000	SuRo Capital Corp.†	430,846	287,550
97,000	The Central Europe, Russia, and Turkey Fund Inc.	2,727,365	878,820
159,000	The New Germany Fund Inc.	2,156,154	1,427,820
		5,982,801	3,844,064
	TOTAL CLOSED-END FUNDS	5,982,801	3,844,064

	PREFERRED STOCKS — 0.2%
	Retail — 0.1%
64,750	Qurate Retail Inc., 8.000%, 03/15/31	3,397,408	2,429,420

	Diversified Industrial — 0.1%
78,500	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	1,825,125	1,829,050

	TOTAL PREFERRED STOCKS	5,222,533	4,258,470

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
379,000	Ampco-Pittsburgh Corp., expire 08/01/25†	258,897	185,710

	Energy and Utilities — 0.0%
2,504	Occidental Petroleum Corp., expire 08/03/27†	12,395	93,449

	TOTAL WARRANTS	271,292	279,159

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$16,520,000	U.S. Treasury Bills, 5.098% to 5.309%††, 09/07/23 to 12/21/23	16,289,520	16,291,549

TOTAL INVESTMENTS — 100.0%		$1,196,088,307	2,001,563,443

Other Assets and Liabilities (Net)			7,166,925

PREFERRED STOCK (11,321,087 preferred shares outstanding)			(424,349,675)

NET ASSETS — COMMON STOCK (299,215,307 common shares outstanding)			$1,584,380,693

NET ASSET VALUE PER COMMON SHARE ($1,584,380,693 ÷ 299,215,307 shares outstanding)			$5.30

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	85.4%	$1,709,386,150
Europe	11.1	222,126,154
Japan	1.5	30,556,536
Latin America	1.5	30,233,692
Asia/Pacific	0.5	9,260,911
Total Investments	100.0%	$2,001,563,443

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Assets and Liabilities

June 30,2023 (Unaudited)

Assets:
Investments, at value (cost $1,196,088,307)	$2,001,563,443
Cash	3,556,676
Foreign currency, at value (cost $19,472)	19,451
Receivable for investments sold	2,933,686
Dividends and interest receivable	3,538,440
Deferred offering expense	336,443
Prepaid expenses	42,198
Total Assets	2,011,990,337
Liabilities:
Distributions payable	277,162
Payable for investments purchased	556,461
Payable for investment advisory fees	1,988,126
Payable for payroll expenses	103,741
Payable for accounting fees	7,500
Series M Cumulative Preferred Stock, callable and mandatory redemption 03/26/27 (See Notes 2 and 6)	68,550,000
Other accrued expenses	326,979
Total Liabilities	71,809,969
Cumulative Preferred Stock, $0.001 par value:
Series C (Auction Rate, $25,000 liquidation value per share, 5,200 shares authorized with 2,492 shares issued and outstanding)	62,300,000
Series E (Auction Rate, $25,000 liquidation value per share, 2,000 shares authorized with 1,108 shares issued and outstanding)	27,700,000
Series G (5.000%, $25 liquidation value per share, 12,000,000 shares authorized with 2,585,862 shares issued and outstanding)	64,646,550
Series H (5.000%, $25 liquidation value per share, 8,000,000 shares authorized with 4,116,414 shares issued and outstanding)	102,910,350
Series K (5.000%, $25 liquidation value per share, 4,000,000 shares authorized with 3,929,711 shares issued and outstanding)	98,242,775
Total Preferred Stock	355,799,675
Net Assets Attributable to Common Stockholders	$1,584,380,693

Net Assets Attributable to Common Stockholders Consist of:
Paid-in capital	$792,334,770
Total distributable earnings	792,045,923
Net Assets	$1,584,380,693

Net Asset Value per Common Share:
($1,584,380,693 ÷ 299,215,307 shares outstanding at $0.001 par value;)	$5.30

Statement of Operations

For the six months ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $619,258)	$16,315,214
Interest	1,202,169
Total Investment Income	17,517,383
Expenses:
Investment advisory fees	9,795,590
Interest expense on preferred stock	1,456,688
Stockholder communications expenses	290,179
Custodian fees	138,609
Payroll expenses	117,771
Directors’ fees	102,399
Legal and audit fees	85,910
Shareholder services fees	72,398
Accounting fees	22,500
Shelf offering expense	11,615
Interest expense	10
Miscellaneous expenses	289,670
Total Expenses	12,383,339
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(8,168)
Expenses paid indirectly by broker (See Note 5)	(7,874)
Custodian fee credits	(1,710)
Total Reductions and Credits	(17,752)
Net Expenses	12,365,587
Net Investment Income	5,151,796

Net Realized and Unrealized Gain/(Loss) on Investments in Securities and Foreign Currency:
Net realized gain on investments in securities	12,915,486
Net realized loss on foreign currency transactions	(52,032)
Net realized gain on investments in securities and foreign currency transactions	12,863,454
Net change in unrealized appreciation/depreciation:
on investments in securities	144,545,890
on foreign currency translations	14,532
Net change in unrealized appreciation/depreciation on investments in securities and foreign currency translations	144,560,422
Net Realized and Unrealized Gain/(Loss) on Investments in Securities and Foreign Currency	157,423,876
Net Increase in Net Assets Resulting from Operations	162,575,672
Total Distributions to Preferred Stockholders	(10,407,144)
Net Increase in Net Assets Attributable to Common Stockholders Resulting from Operations	$152,168,528

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
Operations:
Net investment income	$5,151,796		$7,428,571
Net realized gain on investments in securities and foreign currency transactions	12,863,454		90,014,389
Net change in unrealized appreciation/depreciation on investments in securities and foreign currency translations	144,560,422		(296,535,384)
Net Increase/(Decrease) in Net Assets Resulting from Operations	162,575,672		(199,092,424)

Distributions to Preferred Stockholders from Accumulated Earnings	(10,407,144	)*	(16,470,074)

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	152,168,528		(215,562,498)

Distributions to Common Stockholders:
Accumulated earnings	(5,942,630	)*	(85,165,639)
Return of capital	(83,196,817	)*	(90,830,921)
Total Distributions to Common Stockholders	(89,139,447)		(175,996,560)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	15,086,804		26,642,626
Net increase in net assets from repurchase of preferred shares	71,834		563,949
Offering costs for common shares charged to paid-in capital	—		(102,616)
Net Increase in Net Assets from Fund Share Transactions	15,158,638		27,103,959

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders	78,187,719		(364,455,099)

Net Assets Attributable to Common Stockholders:
Beginning of year	1,506,192,974		1,870,648,073
End of period	$1,584,380,693		$1,506,192,974

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Cash Flows

June 30, 2023 (Unaudited)

Net increase in net assets attributable to common stockholders resulting from operations	$152,168,528

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(59,644,967)
Proceeds from sales of long term investment securities	87,353,395
Net sales of short term investment securities	57,263,364
Net realized gain on investments	(12,915,486)
Net change in unrealized appreciation on investments	(144,545,890)
Net amortization of discount	(1,202,017)
Decrease in receivable for investments sold	2,666,139
Decrease in dividends and interest receivable	444,782
Decrease in deferred offering expense	11,614
Increase in prepaid expenses	(18,071)
Decrease in payable for investments purchased	(3,638,344)
Increase in payable for investment advisory fees	404,139
Increase in payable for payroll expenses	41,031
Decrease in payable for accounting fees	(3,750)
Decrease in other accrued expenses	(12,537)
Net cash provided by operating activities	78,371,930

Net decrease in net assets resulting from financing activities:
Redemption of Series G 5.000% Cumulative Preferred Stock	(413,300)
Redemption of Series H 5.000% Cumulative Preferred Stock	(284,975)
Distributions to common stockholders	(89,132,407)
Proceeds from repurchase of preferred shares	(61,423)
Net increase in net assets from common shares issued upon reinvestment of distributions	15,086,804
Net cash used in financing activities	(74,805,301)
Net increase in cash	3,566,629
Cash (including foreign currency):
Beginning of year	9,498
End of period	$3,576,127

Supplemental disclosure of cash flow information:
Interest paid on bank overdrafts	$10
Increase in net assets from common shares issued upon reinvestment of distributions	15,086,804

The following table provides a reconciliation of cash and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2023:

Cash	$3,556,676
Foreign currency, at value	19,451
$3,576,127

See accompanying notes to financial statements

The Gabelli Equity Trust Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022		2021		2020	2019	2018
Operating Performance:
Net asset value, beginning of year	$5.08		$6.41		$5.86		$5.88	$5.25	$6.47
Net investment income	0.02		0.03		0.04		0.04	0.06	0.07
Net realized and unrealized gain/(loss) on investments in securities, futures contracts, and foreign currency transactions	0.54		(0.71)		1.31		0.60	1.26	(0.57)
Total from investment operations	0.56		(0.68)		1.35		0.64	1.32	(0.50)

Distributions to Preferred Stockholders: (a)
Net investment income	(0.01	)*	(0.00	)(b)	(0.01)		(0.01)	(0.01)	(0.01)
Net realized gain	(0.03	)*	(0.06)		(0.06)		(0.06)	(0.07)	(0.07)
Total distributions to preferred stockholders	(0.04)		(0.06)		(0.07)		(0.07)	(0.08)	(0.08)

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	0.52		(0.74)		1.28		0.57	1.24	(0.58)

Distributions to Common Stockholders:
Net investment income	(0.01	)*	(0.02)		(0.03)		(0.04)	(0.05)	(0.06)
Net realized gain	(0.01	)*	(0.27)		(0.42)		(0.29)	(0.50)	(0.54)
Return of capital	(0.28	)*	(0.31)		(0.18)		(0.27)	(0.05)	(0.04)
Total distributions to common stockholders	(0.30)		(0.60)		(0.63)		(0.60)	(0.60)	(0.64)

Fund Share Transactions:
Increase/(decrease) in net asset value from common share transactions	—		—		(0.10)		0.00 (b)	0.00 (b)	—
Increase in net asset value from common shares issued upon reinvestment of distributions	0.00	(b)	0.01		0.00	(b)	—	—	—
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.00	(b)	—		0.01	—	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		—		(0.00	)(b)	—	(0.01)	—
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	—		(0.00	)(b)	—		—	—	—
Total Fund share transactions	0.00	(b)	0.01		(0.10)		0.01	(0.01)	(0.00	)(b)

Net Asset Value Attributable to Common Stockholders, End of Period	$5.30		$5.08		$6.41		$5.86	$5.88	$5.25
NAV total return †	10.64%		(11.17)%		22.31%		13.25%	24.03%	(10.17)%
Market value, end of period	$5.80		$5.48		$7.19		$6.27	$6.09	$5.10
Investment total return ††	11.83%		(15.60)%		28.83%		16.59%	32.19%	(8.43)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,008,731		$1,931,241		$2,382,135		$1,977,843	$1,966,007	$1,743,519
Net assets attributable to common shares,end of period (in 000’s)	$1,584,381		$1,506,193		$1,870,648		$1,534,206	$1,512,190	$1,330,606
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	0.67	%(c)	0.46%		0.57%		0.81%	1.01%	1.07%

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019		2018
Ratio of operating expenses to average net assets attributable to common shares:before fee reductions (d)(e)	1.61	%(c)	1.58%	1.37%	1.48%	1.33	%(f)	1.37%
Ratio of operating expenses to average net assets attributable to common shares: net of fee reductions, if any (d)(g)	1.61	%(c)	1.52%	1.37%	1.48%	1.33	%(f)	1.27%
Portfolio turnover rate	3%		9%	12%	13%	11%		17%

Cumulative Preferred Stock:
Auction Rate Series C Preferred
Liquidation value, end of period (in 000’s)	$62,300		$62,300	$62,300	$62,300	$72,000		$72,000
Total shares outstanding (in 000’s)	2		2	2	2	3		3
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Liquidation value (h)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Asset coverage per share (i)	$118,342		$113,590	$116,432	$111,456	$108,305		$105,562
5.875% Series D Preferred (j)
Liquidation value, end of period (in 000’s)	—		—	—	—	—		$59,097
Total shares outstanding (in 000’s)	—		—	—	—	—		2,364
Liquidation preference per share	—		—	—	—	—		$25.00
Average market value (k)	—		—	—	—	—		$25.62
Asset coverage per share (i)	—		—	—	—	—		$105.56
Auction Rate Series E Preferred
Liquidation value, end of period (in 000’s)	$27,700		$27,700	$27,700	$27,700	$28,000		$28,000
Total shares outstanding (in 000’s)	1		1	1	1	1		1
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Liquidation value (h)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Asset coverage per share (i)	$118,342		$113,590	$116,432	$111,456	$108,305		$105,562
5.000% Series G Preferred
Liquidation value, end of period (in 000’s)	$64,647		$65,060	$69,491	$69,491	$69,495		$69,495
Total shares outstanding (in 000’s)	2,586		2,602	2,780	2,780	2,780		2,780
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00		$25.00
Average market value (k)	$22.59		$23.59	$25.66	$25.25	$24.57		$23.92
Asset coverage per share (i)	$118.34		$113.59	$116.43	$111.46	$108.30		$105.56
5.000%Series H Preferred
Liquidation value, end of period (in 000’s)	$102,910		$103,195	$104,322	$104,322	$104,322		$104,322
Total shares outstanding (in 000’s)	4,116		4,128	4,173	4,173	4,173		4,173
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00		$25.00
Average market value (k)	$22.64		$23.58	$25.55	$25.30	$24.68		$24.18
Asset coverage per share (i)	$118.34		$113.59	$116.43	$111.46	$108.30		$105.56

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended
	June 30, 2023	Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
5.450% Series J Preferred (l)
Liquidation value, end of period (in 000’s)	—	—	$80,000	$80,000	$80,000	$80,000
Total shares outstanding (in 000’s)	—	—	3,200	3,200	3,200	3,200
Liquidation preference per share	—	—	$25.00	$25.00	$25.00	$25.00
Average market value (k)	—	—	$26.03	$26.00	$25.98	$25.14
Asset coverage per share (i)	—	—	$116.43	$111.46	$108.30	$105.56
5.000% Series K Preferred
Liquidation value, end of period (in 000’s)	$98,243	$98,243	$99,825	$99,825	$100,000	—
Total shares outstanding (in 000’s)	3,930	3,930	3,993	3,993	4,000	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	—
Average market value (k)	$22.77	$23.70	$26.40	$25.86	$25.24	—
Asset coverage per share (i)	$118.34	$113.59	$116.43	$111.46	$108.30	—
4.250% Series M Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$68,550	$68,550	$67,850	—	—	—
Total shares outstanding (in 000’s)	686	686	679	—	—	—
Liquidation preference per share	$100.00	$100.00	$100.00	—	—	—
Average market value (k)	$100.00	$100.00	$100.00	—	—	—
Asset coverage per share (i)	$473.37	$113.59	$116.43	—	—	—
Asset Coverage (m)	473%	454%	466%	446%	433%	422%

†	Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented there was no impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee reductions for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018 would have been 1.26%, 1.24%, 1.10%, 1.10%, 1.03%, and 1.09%, respectively.
(f)	In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction fees. The 2019 ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.39% and 1.08%, respectively.
(g)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of fee reductions for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018 would have been 1.22%, 1.20%, 1.10%, 1.10%, 1.03%, and 1.01%, respectively.
(h)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(i)	Asset coverage per share is calculated by combining all series of preferred stock.
(j)	The Fund redeemed and retired all of the 2,363,860 shares of Series D Preferred Stock on December 26, 2019.
(k)	Based on weekly prices.
(l)	The Fund redeemed and retired all of the 3,200,000 shares of Series J Preferred Stock on January 31, 2022.
(m)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Trust Inc. (the Fund) was incorporated on May 20, 1986 in Maryland. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on August 21, 1986.

The Fund’s primary objective is long term growth of capital with income as a secondary objective. The Fund will invest at least 80% of its assets in equity securities under normal market conditions (the 80% Policy). The 80% Policy may be changed without stockholder approval. The Fund will provide stockholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$84,815,653	$0	—	$84,815,653
Equipment and Supplies	161,483,425	235,000	—	161,718,425
Health Care	101,697,275	—	$0	101,697,275
Real Estate	20,151,712	160	—	20,151,872
Telecommunications	23,822,347	385,002	52,967	24,260,316
Other Industries (b)	1,584,246,660	—	—	1,584,246,660
Total Common Stocks	1,976,217,072	620,162	52,967	1,976,890,201
Closed-End Funds	3,270,764	573,300	—	3,844,064
Preferred Stocks (b)	4,258,470	—	—	4,258,470
Warrants (b)	279,159	—	—	279,159
U.S. Government Obligations	—	16,291,549	—	16,291,549
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,984,025,465	$17,485,011	$52,967	$2,001,563,443

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2023 the Fund had no material transfers into or out of Level 3.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2023, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of June 30, 2023, the Fund had no open positions in futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Series M Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Stockholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2023, the Fund held no restricted securities.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Stockholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to stockholders of the Fund’s Series C Auction Rate Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, 5.000% Series G Cumulative Preferred Stock, 5.000% Series H Cumulative Preferred Stock, 5.000% Series K Cumulative Preferred Stock, and 4.25% Series M Cumulative Preferred Stock (Preferred Stock) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$4,308,481	$833,212
Net long term capital gains	80,857,158	15,636,862
Return of capital	90,830,921	—
Total distributions paid	$175,996,560	$16,470,074

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and derivatives and the related net unrealized appreciation at June 30, 2023:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$1,211,483,309	$890,036,474	$(99,956,340)	$790,080,134

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series C and Series E Preferred Stock (C and E Preferred Stock) if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of the C and E Preferred Stock for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of the C and E Preferred Stock for the period. During the six months ended June 30, 2023, the Fund’s total return on the NAV of the common shares exceeded the dividend rate of the outstanding C and E Preferred Stock.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $60,471,384 and $87,364,280, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2023, aggregated $111,046,872 and $168,310,236, respectively.

5.Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $3,959 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $7,874.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2023, the Fund accrued $117,771 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 337,024,900 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund did not repurchase any shares of its common stock in the open market.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31,
	(Unaudited)		2022
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	2,806,480	$15,086,804	4,612,791	$26,642,626

The Fund has an effective shelf registration authorizing the offering of additional common or preferred stock.

The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 18,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C, Series E, Series G, Series H, Series K, and Series M Preferred Stock at redemption prices of $25,000, $25,000, $25, $25, $25, and $100, respectively, per share plus an amount

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On December 17, 2021, January 31, 2022, and March 28, 2022, the Fund issued 678,500 shares, 5,000 shares, and 2,000 shares, respectively, of 4.25% Series M Cumulative Preferred Shares, receiving combined net proceeds of $67,745,574, after the deduction of combined offering expenses of $804,426. The Series M Preferred Shares have a liquidation value of $100 per share, and are callable at the Fund’s option at any time on or after March 26, 2027.

On January 31, 2022, the Fund redeemed and retired all Series J Preferred at the redemption price of $25.132465 per Series J Preferred, which was equal to the liquidation preference of $25.00 per share plus $0.132465 per share representing accumulated and unpaid dividends to the Redemption Date.

For Series C and Series E Preferred Stock, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C and Series E Preferred Stock for which they have submitted sell orders. Therefore, the weekly auctions have failed, and the dividend rate has been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. Existing Series C and Series E stockholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at any time, in whole or in part, the Series C, Series E, Series G, and Series H Preferred Stock and may redeem the Series K Preferred and Series M Preferred at any time after December 10, 2024 and March 26, 2027, respectively, at their respective liquidation prices plus any accrued and unpaid dividends. In addition, the Board has authorized the repurchase of the Series G, Series H, and Series K Preferred Stock in the open market at a price less than the $25 liquidation value per share. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund repurchased 16,532 and 177,227 Series G Preferred, and 11,399 and 45,060 Series H Preferred, at discounts of 10.8% and 5.5%, and 10.1% and 10.9%, respectively, from their liquidation preferences of $25 per share. During the year ended December 31, 2022, the Fund repurchased 63,289 Series K Preferred at a discount of 12.9% from its liquidation preference of $25 per share.

The Fund has the authority to purchase its auction rate Series C and Series E Preferred Stock through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate Preferred Stock, and the timing and amount of any auction rate Preferred Stock purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is neither soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected, at the Fund’s discretion.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2023	Net Proceeds	2023 Dividend Rate Range	Dividend Rate at 6/30/2023	Accrued Dividends at 6/30/2023
C Auction Rate	June 27, 2002	5,200	2,492	$128,246,557	7.514% to 8.881%	8.881%	$45,389
E Auction Rate	October 7, 2003	2,000	1,108	49,350,009	7.566% to 8.951%	8.951%	6,727
G 5.000%	August 1, 2012	12,000,000	2,585,862	69,407,417	Fixed Rate	5.000%	44,893
H 5.000%	September 28, 2012	8,000,000	4,116,414	100,865,695	Fixed Rate	5.000%	71,465
K 5.000%	December 16, 2019	4,000,000	3,929,711	96,525,000	Fixed Rate	5.000%	68,224
M 4.250%	Various	—	685,500	67,745,574	Fixed Rate	4.250%	40,464

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 20, 2023, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 22, 2023 – Final Results

The Fund’s Annual Meeting of Stockholders was held virtually on May 22, 2023. At that meeting, common and preferred stockholders, voting together as a single class, re-elected Frank J. Fahrenkopf, Jr. and Salvatore J. Zizza as Directors of the Fund, with 176,924,641 votes and 177,502,116 votes cast in favor of these Directors, and 34,750,371 and 34,172,896 votes withheld for these Directors, respectively; and elected Laura Linehan as a Director of the Fund with 177,477,629 votes cast in favor of this Director and 34,197,383 votes withheld for this Director.

In addition, preferred shareholders, voting as a separate class, re-elected Kuni Nakamura as a Director of the Fund, with 7,288,088 votes cast in favor of this Director and 191,085 votes withheld for this Director.

Mario J. Gabelli, Elizabeth C. Bogan, James P. Conn, Michael J. Ferrantino, Leslie F. Foley, William F. Heitmann, and Agnes Mullady continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of The Gabelli Equity Trust Inc. (the Fund), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on May 16, 2023, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the nature, quality, and extent of administrative and shareholder services supervised or provided by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services, and the absence of significant service problems reported to the Board. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

Investment Performance of the Fund and Adviser. The Independent Board Members considered short term and long term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other closed-end funds included in the Lipper peer category. The Board noted that the Fund’s total return performance for the one, three, five, and ten year periods ended March 31, 2023 was above the average and the median for a select group of peers and for the Fund’s Lipper peer group category. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund and disclosed to investors.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s advisory fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members considered the Adviser’s fee structure as compared with that of the Adviser’s affiliate, GAMCO, for services provided to institutional and high net worth accounts and in connection with subadvisory arrangements, noting that the service level for GAMCO accounts and subadvisory relationships is materially different from the services provided by the Adviser to its registered funds and investors in such funds, which is reflected in the difference in fee structure. The Independent Board Members noted that the mix of services under the Advisory Agreement is more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the other non-advisory expenses paid by the Fund are above the average and median for the Fund’s Broadridge peer group category and above the average and equal to the median for a select group of peers, and that management and gross advisory fees and total expenses were above the

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

average and median of the peer group range and a select group of peers. They took note of the fact that the use of leverage impacts comparative expenses to peer funds, not all of which utilize leverage. The Independent Board Members were aware that the Adviser waives its fee on the incremental liquidation value of the Fund’s Series C and Series E Preferred Stock during the Fund’s fiscal year if the NAV total return of the common stock, including distributions and advisory fee subject to reduction for that year, does not exceed the stated dividend rates for the Series C and Series E Preferred Stock, as applicable, for the year, and that the comparative “total expense ratio” and “other expense” information reflected these waivers, if applicable. The Independent Board Members concluded that the advisory fee is not excessive based upon the qualifications, experience, reputation, and performance of the Adviser and the other factors considered.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs. The Independent Board Members referred to the Board Materials for the pro forma income statements for the Adviser and the Fund for the period ended December 31, 2022. They noted the pro forma estimates of the Adviser’s profitability and costs attributable to the Fund. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has continued to increase its resources devoted to Fund matters, including portfolio management resources, in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was not excessive.

Extent of Economies of Scale as Fund Grows. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that, although the ability of the Fund to realize economies of scale through growth is more limited than for an open-end fund, economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale. The Board Members were aware that economies can be shared through an adviser’s investment in its fund advisory business and noted the Adviser’s increase in personnel and resources devoted to the Fund Complex in recent years, which could benefit the Fund.

Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable, particularly in light of the Fund’s performance over time.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel and concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their association with the Fund. The

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable and may in some cases benefit the Fund.

Conclusions In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance over time consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser in a manner consistent with its investment objectives and policies. The Independent Board Members also confirmed that they were satisfied with the information provided by the Adviser, that it included all information the Independent Board Members believed was necessary to evaluate the terms of the Advisory Agreement, and that the Independent Board Members were satisfied that any questions they had were appropriately addressed. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the nature and quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement.

THE GABELLI EQUITY TRUST INC.

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Equity Trust Inc. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in Finance from the University of Miami in Coral Gables, Florida.

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Sara E. Wojda joined the Firm in 2014 as a research analyst and covers the Diagnostics and Life Sciences industries. Since moving to London in 2018, she has expanded the Firm’s global healthcare coverage and assisted with Gabelli’s UK based funds. Sara graduated summa cum laude from Babson College with a BS in Business Management, double majoring in Economics and Accounting.

Joseph Gabelli rejoined GAMCO Investors, Inc. in 2018 after serving as a data strategy consultant for Alt/S, an early stage Boston based healthcare, media, and marketing analytics firm, beginning in July 2017. From 2008 until June 2017, he served as an equity research analyst covering the global food and beverage industry for GAMCO Investors, Inc. and its affiliate, Associated Capital Group. He began his investment career at Integrity Capital Management, a Boston based equity hedge fund, where he focused on researching small and micro-cap companies in the technology, healthcare, and consumer discretionary sectors. Mr. Gabelli holds a BA from Boston College and an MBA degree from Columbia Business School, where he graduated with Dean’s Honors and Distinction.

Macrae (Mac) Sykes joined the Firm in 2008 as an analyst focused on financial services. He was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and 2018, and received several honorable mentions for coverage of brokers and asset managers from Institutional Investor. In 2018, Mac was a contributing author to The Warren Buffet Shareholder: Stories from inside the Berkshire Hathaway Annual Meeting edited by Lawrence Cunningham and Stephen Cuba. Mac holds a BA in Economics from Hamilton College and an MBA degree in Finance from Columbia Business School.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC. One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer
in Economics,
Princeton University

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance
Holdings LTD.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Ferrantino

Chief Executive Officer,

InterEx, Inc.

Leslie F. Foley
Attorney,

Addison Gallery of American Art

William F. Heitmann
Former Senior Vice President
of Finance,

Verizon Communications, Inc.

Laura Linehan

Former Portfolio Manager,

Gabelli Funds, LLC

Agnes Mullady
Former Senior Vice President,
GAMCO Investors Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

Carter W. Austin

Vice President

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q2/2023

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Effective August 7, 2023 Jennie Tsai is no longer a member of the Fund’s portfolio management team.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2023 through 01/31/2023	Common – N/A Preferred Series K –N/A Preferred Series G – N/A Preferred Series H – 3,600 Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – N/A Preferred Series H – $22.87 Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – N/A Preferred Series H – 3,600 Preferred Series M – N/A	Common –296,408,827 Preferred Series K – 3,929,711 Preferred Series G – 2,602,394 Preferred Series H – 4,127,813 - 3,600 = 4,124,213 Preferred Series M – 685,500
Month #2 02/01/2023 through 02/28/2023	Common – N/A Preferred Series K –N/A Preferred Series G – 7,823 Preferred Series H – 300 Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – $24.83 Preferred Series H – $22.80 Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – 7,823 Preferred Series H – 300 Preferred Series M – N/A	Common – 296,408,827 Preferred Series K – 3,929,711 Preferred Series G – 2,602,394 Preferred Series H – 4,124,213 - 300 = 4,123,913 Preferred Series M – 685,500
Month #3 03/01/2023 through 03/31/2023	Common – N/A Preferred Series K –N/A Preferred Series G – 7,120 Preferred Series H – 7,499 Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – $22.22 Preferred Series H – $22.28 Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – 7,120 Preferred Series H – 7,499 Preferred Series M – N/A	Common – 297,854,827 Preferred Series K – 3,929,711 Preferred Series G – 2,602,394 - 7,120 = 2,595,274 Preferred Series H – 4,123,913 - 7,499 = 4,116,414 Preferred Series M – 685,500

Month #4 04/01/2023 through 04/30/2023	Common – N/A Preferred Series K –N/A Preferred Series G – 800 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – $22.45 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – 800 Preferred Series H – N/A Preferred Series M – N/A	Common –297,854,154 Preferred Series K – 3,929,711 Preferred Series G – 2,595,274 - 800 = 2,594,474 Preferred Series H – 4,116,414 Preferred Series M – 683,500
Month #5 05/01/2023 through 05/31/2023	Common – N/A Preferred Series K –N/A Preferred Series G – 5,810 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – $22.80 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – 5,810 Preferred Series H – N/A Preferred Series M – N/A	Common – 297,854,154 Preferred Series K – 3,929,711 Preferred Series G – 2,594,474 - 6,612 = 2,587,862 Preferred Series H – 4,116,414 Preferred Series M – 685,500
Month #6 06/01/2023 through 06/30/2023	Common – N/A Preferred Series K –N/A Preferred Series G – 2,000 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – $22.12 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – 2,000 Preferred Series H – N/A Preferred Series M – N/A	Common – 299,215,307 Preferred Series K – 3,929,711 Preferred Series G – 2,587,862 - 2,000 = 2,585,862 Preferred Series H – 4,116,414 Preferred Series M – 685,500
Total	Common – N/A Preferred Series K –N/A Preferred Series G – 16,532 Preferred Series H – 7,499 Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – $22.25 Preferred Series H – $22.63 Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – 16,532 Preferred Series H – 11,399 Preferred Series M – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to their respective liquidation values.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.